Expense Example, No Redemption - Elements Emerging Markets Portfolio	Oct. 01, 2020 USD ($)
Class M
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	1,131
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	$ 1,002